Quarterly Holdings Report
for

Fidelity® Series Large Cap Stock Fund (formerly Fidelity® Series Growth & Income Fund)

March 31, 2019

MHT-QTLY-0519
1.951036.106

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	3,244,382	$191,840,308
Entertainment - 1.4%
Activision Blizzard, Inc.	729,800	33,227,794
Electronic Arts, Inc. (a)	842,000	85,572,460
Vivendi SA	2,921,000	84,650,785
		203,451,039
Interactive Media & Services - 0.7%
Alphabet, Inc.:
Class A (a)	46,263	54,446,462
Class C (a)	43,899	51,507,136
		105,953,598
Media - 4.5%
Comcast Corp. Class A	12,684,080	507,109,518
Fox Corp. Class A (a)	1,049,400	38,523,474
Interpublic Group of Companies, Inc.	3,212,300	67,490,423
Omnicom Group, Inc.	390,500	28,502,595
		641,626,010

TOTAL COMMUNICATION SERVICES		1,142,870,955

CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.1%
Gentex Corp.	548,900	11,351,252
Distributors - 0.1%
LKQ Corp. (a)	574,500	16,304,310
Household Durables - 0.4%
Mohawk Industries, Inc. (a)	499,800	63,049,770
Internet & Direct Marketing Retail - 0.6%
The Booking Holdings, Inc. (a)	48,300	84,279,153
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	209,700	22,026,888
Specialty Retail - 0.9%
Lowe's Companies, Inc.	908,977	99,505,712
TJX Companies, Inc.	451,200	24,008,352
		123,514,064

TOTAL CONSUMER DISCRETIONARY		320,525,437

CONSUMER STAPLES - 9.0%
Beverages - 0.9%
The Coca-Cola Co.	2,797,916	131,110,344
Food & Staples Retailing - 1.6%
Walgreens Boots Alliance, Inc.	326,200	20,638,674
Walmart, Inc.	2,113,300	206,110,149
		226,748,823
Food Products - 0.2%
The Hershey Co.	261,400	30,016,562
Household Products - 1.4%
Procter & Gamble Co.	1,688,487	175,687,072
Spectrum Brands Holdings, Inc.	457,300	25,050,894
		200,737,966
Tobacco - 4.9%
Altria Group, Inc.	9,242,600	530,802,518
British American Tobacco PLC sponsored ADR	4,116,100	171,723,692
		702,526,210

TOTAL CONSUMER STAPLES		1,291,139,905

ENERGY - 11.9%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	2,656,600	73,640,952
National Oilwell Varco, Inc.	651,400	17,353,296
Oceaneering International, Inc. (a)	1,734,330	27,350,384
		118,344,632
Oil, Gas & Consumable Fuels - 11.1%
BP PLC sponsored ADR	4,957,584	216,745,572
Cenovus Energy, Inc.	76,100	660,548
Cenovus Energy, Inc. (Canada)	21,323,804	185,098,310
Chevron Corp.	2,213,623	272,674,081
Equinor ASA sponsored ADR	5,254,500	115,441,365
Exxon Mobil Corp.	7,307,300	590,429,840
Hess Corp.	1,275,500	76,823,365
Kosmos Energy Ltd.	11,452,456	71,348,801
Legacy Reserves, Inc. (a)	2,251,567	1,105,745
Teekay LNG Partners LP	37,800	565,488
The Williams Companies, Inc.	1,783,102	51,210,689
Valero Energy Corp.	48,800	4,139,704
		1,586,243,508

TOTAL ENERGY		1,704,588,140

FINANCIALS - 17.5%
Banks - 12.4%
Bank of America Corp.	17,153,742	473,271,742
Citigroup, Inc.	3,771,514	234,663,601
First Hawaiian, Inc.	721,000	18,782,050
JPMorgan Chase & Co.	3,430,437	347,263,138
M&T Bank Corp.	129,090	20,269,712
PNC Financial Services Group, Inc.	1,183,968	145,225,515
SunTrust Banks, Inc.	2,234,290	132,381,683
U.S. Bancorp	2,161,210	104,148,710
Wells Fargo & Co.	6,265,999	302,773,072
		1,778,779,223
Capital Markets - 4.1%
Brookfield Asset Management, Inc.	107,600	5,019,540
Cboe Global Markets, Inc.	97,600	9,314,944
Charles Schwab Corp.	1,383,835	59,172,785
KKR & Co. LP	2,473,589	58,104,606
Morgan Stanley	2,149,080	90,691,176
Northern Trust Corp.	1,901,961	171,956,294
State Street Corp.	2,874,175	189,149,457
		583,408,802
Insurance - 0.6%
Chubb Ltd.	321,400	45,021,712
The Travelers Companies, Inc.	290,700	39,872,412
		84,894,124
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)	258,000	3,403,020
Radian Group, Inc.	2,724,616	56,508,536
		59,911,556

TOTAL FINANCIALS		2,506,993,705

HEALTH CARE - 14.6%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	994,600	134,450,028
Alnylam Pharmaceuticals, Inc. (a)	217,800	20,353,410
AnaptysBio, Inc. (a)	80,800	5,902,440
Atara Biotherapeutics, Inc. (a)	324,700	12,906,825
Celgene Corp. (a)	582,134	54,918,522
Gritstone Oncology, Inc.	96,439	1,282,639
Heron Therapeutics, Inc. (a)	170,400	4,164,576
Insmed, Inc. (a)	116,206	3,378,108
Intercept Pharmaceuticals, Inc. (a)	361,332	40,418,598
Mirati Therapeutics, Inc. (a)	260,947	19,127,415
		296,902,561
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. (a)	877,500	33,678,450
Danaher Corp.	159,500	21,057,190
		54,735,640
Health Care Providers & Services - 5.3%
AmerisourceBergen Corp.	1,110,600	88,314,912
Cardinal Health, Inc.	1,999,300	96,266,295
Cigna Corp.	664,300	106,832,726
Covetrus, Inc. (a)	239,700	7,634,445
CVS Health Corp.	3,919,210	211,362,995
Humana, Inc.	98,100	26,094,600
McKesson Corp.	1,289,577	150,957,884
UnitedHealth Group, Inc.	323,100	79,889,706
		767,353,563
Pharmaceuticals - 6.8%
Bayer AG	2,304,742	148,406,735
Bristol-Myers Squibb Co.	3,410,300	162,705,413
GlaxoSmithKline PLC sponsored ADR	5,402,140	225,755,431
Jazz Pharmaceuticals PLC (a)	262,200	37,481,490
Johnson & Johnson	1,624,444	227,081,027
Novartis AG sponsored ADR	84,762	8,149,019
Perrigo Co. PLC	382,200	18,406,752
Sanofi SA	677,496	59,907,015
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	3,060,033	47,981,317
The Medicines Company (a)	134,900	3,770,455
TherapeuticsMD, Inc. (a)(b)	6,574,700	32,018,789
		971,663,443

TOTAL HEALTH CARE		2,090,655,207

INDUSTRIALS - 13.1%
Aerospace & Defense - 1.9%
General Dynamics Corp.	356,400	60,331,392
Huntington Ingalls Industries, Inc.	75,900	15,726,480
United Technologies Corp.	1,540,620	198,570,512
		274,628,384
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	411,500	35,796,385
FedEx Corp.	221,700	40,218,597
United Parcel Service, Inc. Class B	2,039,505	227,894,289
		303,909,271
Building Products - 0.1%
A.O. Smith Corp.	168,000	8,957,760
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	264,811	14,411,015
Electrical Equipment - 0.7%
Acuity Brands, Inc.	434,100	52,096,341
Hubbell, Inc. Class B	381,040	44,955,099
		97,051,440
Industrial Conglomerates - 4.1%
General Electric Co.	58,507,909	584,494,011
Machinery - 0.9%
Donaldson Co., Inc.	157,300	7,874,438
Flowserve Corp.	1,641,000	74,074,740
Wabtec Corp. (b)	619,724	45,686,053
		127,635,231
Road & Rail - 3.0%
J.B. Hunt Transport Services, Inc.	999,258	101,214,843
Knight-Swift Transportation Holdings, Inc. Class A	2,567,700	83,912,436
Norfolk Southern Corp.	466,414	87,168,112
Union Pacific Corp.	937,600	156,766,720
		429,062,111
Trading Companies & Distributors - 0.2%
Fastenal Co.	11,700	752,427
Watsco, Inc.	189,729	27,171,090
		27,923,517

TOTAL INDUSTRIALS		1,868,072,740

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.3%
Cisco Systems, Inc.	792,673	42,796,415
IT Services - 2.8%
IBM Corp.	191,400	27,006,540
Interxion Holding N.V. (a)	66,200	4,417,526
MasterCard, Inc. Class A	118,050	27,794,873
Paychex, Inc.	1,110,955	89,098,591
Unisys Corp. (a)	1,885,017	21,998,148
Visa, Inc. Class A	1,480,180	231,189,314
		401,504,992
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	142,300	14,979,921
Applied Materials, Inc.	1,639,700	65,030,502
Lam Research Corp.	189,400	33,904,494
Micron Technology, Inc. (a)	487,600	20,152,508
NVIDIA Corp.	305,200	54,801,712
Qualcomm, Inc.	3,728,210	212,619,816
		401,488,953
Software - 7.1%
Microsoft Corp.	5,825,725	687,086,002
Oracle Corp.	3,898,182	209,371,355
SAP SE sponsored ADR	1,044,600	120,609,516
		1,017,066,873
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	1,655,766	314,512,752

TOTAL INFORMATION TECHNOLOGY		2,177,369,985

MATERIALS - 1.1%
Chemicals - 1.1%
DowDuPont, Inc.	814,800	43,436,988
International Flavors & Fragrances, Inc.	114,800	14,785,092
Nutrien Ltd.	1,256,324	66,259,375
The Scotts Miracle-Gro Co. Class A	349,500	27,463,710
		151,945,165
Construction Materials - 0.0%
Summit Materials, Inc. (a)	420,300	6,670,161

TOTAL MATERIALS		158,615,326

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	323,000	63,650,380
Equinix, Inc.	149,200	67,611,472
Simon Property Group, Inc.	59,300	10,805,053
		142,066,905
UTILITIES - 1.2%
Electric Utilities - 1.0%
Duke Energy Corp.	212,300	19,107,000
Exelon Corp.	1,289,390	64,637,121
PPL Corp.	1,037,200	32,920,728
Southern Co.	535,200	27,659,136
		144,323,985
Multi-Utilities - 0.2%
Sempra Energy	176,000	22,151,360

TOTAL UTILITIES		166,475,345

TOTAL COMMON STOCKS
(Cost $11,598,298,671)		13,569,373,650

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)
(Cost $1,127,591)	835,771,570	1,088,551
	Principal Amount	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(c)
(Cost $13,277,549)	EUR 12,000,000	9,610,144
	Shares	Value

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)	22,323,329	3,600,597
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (d)(e)(f)	20,428,870	13,278,766
TOTAL OTHER
(Cost $30,080,335)		16,879,363

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 2.48% (g)	739,090,851	739,238,669
Fidelity Securities Lending Cash Central Fund 2.48% (g)(h)	32,191,922	32,195,141
TOTAL MONEY MARKET FUNDS
(Cost $771,424,303)		771,433,810
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $12,414,208,449)		14,368,385,518
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(55,415,294)
NET ASSETS - 100%		$14,312,970,224

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,610,144 or 0.1% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,879,362 or 0.1% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/30/18	$9,651,465
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 10/30/18	$20,428,870

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,812,406
Fidelity Securities Lending Cash Central Fund	377,415
Total	$6,189,821

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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